Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Annual dividend distribution percentage to shareholders to qualify as real estate investment trust	90.00%
Unrecognized tax benefits		$ 0
Tax adjustments		$ 0